Business Combination and Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal of Subsidiaries (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
ARB Midware Group [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Trade receivables		RM 1,448,282
Other receivables, prepayments and deposits		205,000
Cash and bank balances		213,504
Trade payables		(618,071)
Other payables and accruals		(450,751)
Tax payables		(191,834)
Total		606,130
Non-controlling interest		(300,311)
Total		305,819
Add: Goodwill
Total		305,819
Gain(loss) on disposal of subsidiaries at the Group level		(305,818)
Net disposal proceeds		1
Cash and cash equivalents of subsidiaries disposed		(213,504)
Net cash outflow upon disposal of subsidiaries		RM (213,503)
ARB Synergy [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Other receivables, prepayments and deposits	RM 349
Cash and bank balances	1,086
Other payables and accruals	(4,400)
Tax payables	(1,474)
Total	(4,439)
Add: Goodwill
Total	(4,439)
Gain(loss) on disposal of subsidiaries at the Group level	4,439
Net disposal proceeds
Cash and cash equivalents of subsidiaries disposed	(1,086)
Net cash outflow upon disposal of subsidiaries	RM (1,086)